Equity	9 Months Ended
Jul. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
NOTE 13:  EQUITY
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three and nine months ended July 31, 2023 and July 31, 2022.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2023		July 31, 2022		July 31, 2023		July 31, 2022
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,839.6	$25,852	1,806.7	$23,127	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	0.1	6	0.1	7	1.2	77	1.4	97
Shares issued as a result of dividend reinvestment plan	2.1	175	7.5	610	18.9	1,593	10.0	846

Purchase of shares for cancellation and other	(14.3)	(200)	–	–	(14.3)	(200)	(21.0)	(265)

Balance as at end of period – common shares	1,827.5	$25,833	1,814.3	$23,744	1,827.5	$25,833	1,814.3	$23,744
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period	159.6	$5,600	158.8	$4,800	159.6	$5,600	158.0	$3,950
Issue of shares	–	–	0.8	800	–	–	1.6	1,650

Redemption of shares	–	–	–	–	–	–	–	–

Balance as at end of period	159.6	$5,600	159.6	$5,600	159.6	$5,600	159.6	$5,600

Other Equity Instruments 1

Balance as at beginning and end of period	5.0	$5,653	1.8	$1,750	5.0	$5,653	1.8	$1,750

Balance as at end of period – preferred shares and other equity instruments	164.6	$11,253	161.4	$7,350	164.6	$11,253	161.4	$7,350
Treasury – common shares 2
Balance as at beginning of period	1.1	$(99)	2.8	$(243)	1.0	$(91)	1.9	$(152)
Purchase of shares	24.3	(1,965)	24.1	(2,107)	71.2	(6,016)	85.3	(8,131)

Sale of shares	(25.4)	2,064	(25.7)	2,246	(72.2)	6,107	(86.0)	8,179

Balance as at end of period – treasury – common shares	–	$–	1.2	$(104)	–	$–	1.2	$(104)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(10)	0.2	$(13)	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	0.7	(46)	0.6	(52)	2.7	(372)	2.3	(142)

Sale of shares and other equity instruments	(0.7)	45	(0.6)	49	(2.7)	368	(2.2)	136

Balance as at end of period – treasury – preferred shares and other equity instruments	0.1	$(11)	0.2	$(16)	0.1	$(11)	0.2	$(16)

1	For Limited Recourse Capital Notes , the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On August 23, 2023, the Board approved a dividend in an amount of ninety-six cents (96 cents) per fully paid common share in the capital stock of the Bank for the quarter ending October 31, 2023, payable on and after October 31, 2023, to shareholders of record at the close of business on October 6, 2023.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank’s discretion or purchased from the open market at market price.
During the three months ended July 31, 2023, the Bank issued 2.0 million common shares from treasury with no discount. During the nine months ended July 31, 2023, the Bank issued 2.0 million common shares from treasury with no discount and 16.8 million common shares with a 2% discount. During the three months ended July 31, 2022, the Bank issued 7.5 million common shares from treasury with a 2% discount. During the nine months ended July 31, 2022, the Bank issued 2.5 million common shares from treasury with no discount and 7.5 million common shares with a 2% discount. On May 25, 2023, the Bank announced that beginning with the dividend approved on May 24, 2023 for the quarter ending July 31, 2023, there will no longer be a discount to the average market price applied to the issue of common shares from treasury.
NORMAL COURSE ISSUER BID
On June 21, 2023, the Bank announced that the Toronto Stock Exchange and OSFI approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 30 million of its common shares. During the three months ended July 31, 2023, the Bank repurchased 14.25 million common shares under the NCIB, at an average price of $82.85 per share for a total amount of $1.2 billion.
On August 24, 2023, the Bank announced that upon the completion of the repurchase for cancellation of 30 million of its common shares under its existing NCIB, it intends to terminate its existing NCIB and, subject to the approval of OSFI and the Toronto Stock Exchange, it intends to launch a new normal course issuer bid to repurchase for cancellation up to 90 million of its common shares.